Bank Loans (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Bank Loans [Line Items]
Interest expenses (in Dollars)	$ 266,378	$ 241,604	$ 226,296
Short Term Loan [Member]
Bank Loans [Line Items]
Weighted average interest rate, percentage	3.42%	4.14%
Short-Term Debt [Member]
Bank Loans [Line Items]
Interest rate for bank loans	3.87%	4.26%	4.60%
Interest expenses (in Dollars)	$ 266,378